SUPPLEMENT dated January 28, 2004

                              To the PROSPECTUS of

                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund

                             Dated: January 28, 2004

--------------------------------------------------------------------------------

                                   Prospectus

The following information replaces certain information under the "Investment and Account Information" section of the prospectus for all funds:

Until February 23, 2004, Investors Bank & Trust Company serves as the transfer agent for each fund. As a result, until February 23, 2004, please use the following contact information when purchasing, exchanging or redeeming fund shares in place of the contact information in the attached prospectus:

|_| To purchase shares by check, send your check to the distributor at the following address:

                  Mellon Funds Distributor, L.P.
                  P.O. Box 51407
                  Boston, Massachusetts 02205-1407
                  Tel:  (800)-221-4795
                  Fax: (617)-350-0042
                  Email:  funds@standishmellon.com

|_| To purchase shares by wire, instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company:

                  Wire instructions:

                  Investors Bank & Trust Company
                  Boston, MA
                  ABA#: 011 001 438
                  Account #: 79650-4116
                  Fund name:
                  Investor account #:

|_|   To purchase shares by fax, fax the application or letter of instruction to
      (617) 350-0042.

|_| To exchange shares by mail or telephone, please use the address for Mellon Funds Distributors listed on the prior page or the fax number (617) 350-0042.

|_| To redeem by mail, telephone or fax, please use the address for Mellon Funds Distributors listed on the prior page, call (800) 221-4795 or use the fax number (617) 350-0042.

On and after February 23, 2004, the contact information in the attached prospectus will become applicable for all funds.

                        SUPPLEMENT dated January 28, 2004

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                             Dated: January 28, 2004

--------------------------------------------------------------------------------

Until February 23, 2004, Investors Bank & Trust Company serves as the transfer agent for each fund. As a result, the following replaces the information under the heading "Transfer Agent" for all funds until February 23, 2004:

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston Massachusetts 02116, serves as the transfer agent for all of the funds. For these services, IBT currently receives a fee of $10,000 per fund (or per class of shares for funds offering more than one class of shares) plus out-of-pocket expenses.

                        SUPPLEMENT dated January 28, 2004

                              To the PROSPECTUS of

                Standish Mellon Intermediate Tax Exempt Bond Fund
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 28, 2004

--------------------------------------------------------------------------------

                                   Prospectus

The following information replaces certain information under the "Investment and Account Information" section of the prospectus for all funds:

Until February 23, 2004, Investors Bank & Trust Company serves as the transfer agent for each fund. As a result, until February 23, 2004, please use the following contact information when purchasing, exchanging or redeeming fund shares in place of the contact information in the attached prospectus:

|_| To purchase shares by check, send your check to the distributor at the following address:

                  Mellon Funds Distributor, L.P.
                  P.O. Box 51407
                  Boston, Massachusetts 02205-1407
                  Tel:  (800)-221-4795
                  Fax: (617)-350-0042
                  Email:  funds@standishmellon.com

|_| To purchase shares by wire, instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company:

                  Wire instructions:

                  Investors Bank & Trust Company
                  Boston, MA
                  ABA#: 011 001 438
                  Account #: 79650-4116
                  Fund name:
                  Investor account #:

|_|   To purchase shares by fax, fax the application or letter of instruction to
      (617) 350-0042.

|_| To exchange shares by mail or telephone, please use the address for Mellon Funds Distributors listed on the prior page or the fax number (617) 350-0042.

|_| To redeem by mail, telephone or fax, please use the address for Mellon Funds Distributors listed on the prior page, call (800) 221-4795 or use the fax number (617) 350-0042.

On and after February 23, 2004, the contact information in the attached prospectus will become applicable for all funds.

                        SUPPLEMENT dated January 28, 2004

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                Standish Mellon Intermediate Tax Exempt Bond Fund
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 28, 2004

--------------------------------------------------------------------------------

Until February 23, 2004, Investors Bank & Trust Company serves as the transfer agent for each fund. As a result, the following replaces the information under the heading "Transfer Agent" for all funds until February 23, 2004:

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston Massachusetts 02116, serves as the transfer agent for all of the funds. For these services, IBT currently receives a fee of $10,000 per fund (or per class of shares for funds offering more than one class of shares) plus out-of-pocket expenses.

                        SUPPLEMENT dated January 28, 2004

                              To the PROSPECTUS of

                    The Boston Company Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 28, 2004

--------------------------------------------------------------------------------

                                   Prospectus

The following information replaces certain information under the "Investment and Account Information" section of the prospectus for the fund:

Until February 23, 2004, Investors Bank & Trust Company serves as the transfer agent for the fund. As a result, until February 23, 2004, please use the following contact information when purchasing, exchanging or redeeming fund shares in place of the contact information in the attached prospectus:

            The Distributor:                       Wire instructions:

     Mellon Funds Distributor, L.P.          Investors Bank & Trust Company
             P.O. Box 51407                            Boston, MA
    Boston, Massachusetts 02205-1407                ABA#: 011 001 438
          Tel: (800)-221-4795                     Account #: 79650-4116
          Fax: (617)-350-0042                          Fund name:
    Email: funds@standishmellon.com                Investor account #:

On and after February 23, 2004, the contact information in the attached prospectus will become applicable for the fund.

                        SUPPLEMENT dated January 28, 2004

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                    The Boston Company Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 28, 2004

--------------------------------------------------------------------------------

                       Statement of Additional Information

Until February 23, 2004, Investors Bank & Trust Company serves as the transfer agent for the fund. As a result, the following replaces the information under the heading "Transfer Agent" for the fund until February 23, 2004:

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston Massachusetts 02116, serves as the transfer agent for all of the funds. For these services, IBT currently receives a fee of $10,000 per fund (or per class of shares for funds offering more than one class of shares) plus out-of-pocket expenses.

                        SUPPLEMENT dated January 28, 2004

                              To the PROSPECTUS of

                 Standish Mellon International Fixed Income Fund
                             (Service Class Shares)

                               Dated: May 1, 2003
                             Revised: June 25, 2003

--------------------------------------------------------------------------------

                                   Prospectus

The following information supplements the information presented throughout the prospectus:

Mellon Bank, N.A. replaced Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective January 1, 2004.

                        SUPPLEMENT dated January 28, 2004

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                 Standish Mellon International Fixed Income Fund
                             (Service Class Shares)

                               Dated: May 1, 2003
                             Revised : June 25, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information

The following supplements the information presented throughout the Statement of Additional Information:

Mellon Bank, N.A. replaced Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective January 1, 2004.

The following supplements the information presented under the "Administrator" section of the "Management" heading for all funds:

Administrator

Effective January 1, 2004, Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, provides administration and accounting services to all of the funds and the Portfolios. Mellon Bank is a wholly-owned subsidiary of Mellon.

Pursuant to agreements between Mellon Bank and each of the Trust and Portfolio Trust, Mellon Bank provides the funds and the Portfolios with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank will be responsible for supervising the provision of transfer agent services to each fund by Dreyfus Transfer, Inc. ("DTI"), at such time that DTI begins to serve as the Funds' transfer agent (expected to be on March 1, 2004), and shall serve as liaison between the Trust and Portfolio Trust and their other services providers as agreed upon from time to time by the Trust and Portfolio Trust and Mellon Bank. For these services, Mellon Bank receives a fee of $15,000 per year per fund and an additional fee of $3,000 per year for each additional class of shares for each fund. Mellon Bank also provides accounting services to the funds and Portfolios, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank receives a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million in assets, and an additional fee of $3,000 per year for each additional class of shares for each fund.